Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 11, 2024
Empower Lifetime 2065 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Empower Lifetime 2065 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2065, the Fund seeks incomeand secondarily, capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, capital growth
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund (Underlying Fund) Fees and Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund is a “fund-of-funds” that seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract (the “Contract” or the “Empower of America Contract”) issued and guaranteed by Empower Annuity Insurance Company of America (“Empower of America”) that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2065 (which is assumed to be at age 65). The mutual funds and the Contract are referred to as the “Underlying Funds.” The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2065, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities, 2-20% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.The following chart illustrates the Fund’s target asset allocations among U.S. equity, foreign equity, fixed income, and real estate-related securities as of the date of this Prospectus. The chart represents the asset allocation path (the “glide path”) that the Fund follows to become more conservative over time. The glide path reflects the declining percentage of equities in the Fund as it approaches and passes the target date. The glide path provides for more exposure to equities for investors further from retirement and more exposure to fixed income securities for investors near and through retirement. The glide path continues to adjust the Fund’s equity exposure downward after the target date is reached.The illustration reflects the Fund’s neutral allocations without any tactical adjustments by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. The Fund’s actual asset allocations may differ from this illustration to reflect ECM’s tactical adjustments to the asset mix based on market outlook or other factors.ECM uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate investments, short-term investments and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:Large Cap38.38%Empower Large Cap Growth Fund InstitutionalEmpower Large Cap Value Fund InstitutionalEmpower S&P 500® Index Fund InstitutionalMid Cap11.17%Empower Mid Cap Value Fund InstitutionalEmpower T. Rowe Price Mid Cap Growth Fund InstitutionalSmall Cap7.73%Empower Small Cap Growth Fund InstitutionalEmpower Small Cap Value Fund InstitutionalJanus Henderson Triton Fund NInternational25.29%Empower International Growth Fund InstitutionalEmpower International Index Fund InstitutionalEmpower International Value Fund InstitutionalEmerging Markets8.93%Empower Emerging Markets Equity Fund InstitutionalFidelity Emerging Markets Index FundBond4.70%Empower Bond Index Fund InstitutionalEmpower Core Bond Fund InstitutionalEmpower Global Bond Fund InstitutionalEmpower High Yield Bond Fund InstitutionalEmpower Multi-Sector Bond Fund InstitutionalReal Estate3.50%Empower Real Estate Index Fund InstitutionalShort-Term Bond/Cash0.30%Empower of America ContractEmpower Short Duration Bond Fund InstitutionalThe Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. ECM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds on a quarterly basis, or more frequently as deemed necessary. ECM may add or delete asset classes, change target asset class or Underlying Fund allocations, or add or delete Underlying Funds at any time without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance data is provided because the Fund had not yet commenced operations as of the date of this Prospectus. Performance information for the Fund will appear in future versions of this Prospectus after the Fund has annual returns for at least one complete calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.empower.com/investments/empower-funds/fund-documents
Empower Lifetime 2065 Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund. However, the Underlying Funds (other than the Empower Global Bond Fund, Empower Real Estate Index Fund, and the Contract) themselves are diversified investment companies.
Empower Lifetime 2065 Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	and is subject to the possible loss of your original investment.
Empower Lifetime 2065 Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Empower Lifetime 2065 Fund | Fund of Funds Structure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund-of-Funds Structure Risk•Since the Fund invests directly in the Underlying Funds, all risks associated with the Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.•Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly your proportionate share of expenses of the Underlying Funds. Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying Funds.•The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund. However, the Underlying Funds (other than the Empower Global Bond Fund, Empower Real Estate Index Fund, and the Contract) themselves are diversified investment companies.
Empower Lifetime 2065 Fund | Target Date Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Target Date Fund Risk - The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). The Fund’s asset allocation is adjusted to become more conservative based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.
Empower Lifetime 2065 Fund | Empower of America Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Empower of America Contract Risk - The Contract has a stable principal value and pays a minimum fixed interest rate to the Fund. Both the principal and interest rate are guaranteed by Empower of America regardless of market conditions. However, if Empower of America were to become insolvent and unable to meet the guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest, and the Contract would be settled commensurate with other Empower of America policy holder obligations under applicable law.
Empower Lifetime 2065 Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk - The value of equity securities held by an Underlying Fund may decline as a result of factors directly related to a company, a particular industry or industries, or general market conditions that are not specifically related to a company or an industry.
Empower Lifetime 2065 Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk - The value of an Underlying Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in an Underlying Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of an Underlying Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, sanctions, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Empower Lifetime 2065 Fund | Large Size Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Size Company Risk - Large size companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Empower Lifetime 2065 Fund | Small Or Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Size Company Risk - The stocks of small and medium size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small and medium size companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than stocks of larger companies, especially over the short term, and are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. In addition, there may be less publicly available information concerning small and medium size companies upon which to base an investment decision.
Empower Lifetime 2065 Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments and can perform differently than the U.S. market. Current sanctions or the threat of potential sanctions or other similar measures may also impair the value or liquidity of affected securities and negatively impact an Underlying Fund.
Empower Lifetime 2065 Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk - Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens, less established financial market operations or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to heightened political, geopolitical (including war or armed conflict), economic, legal, market and currency risks and other adverse local or regional developments. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information to evaluate and monitor local companies and impact an Underlying Fund’s performance. There is also the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Empower Lifetime 2065 Fund | Geographic Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which an Underlying Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.
Empower Lifetime 2065 Fund | Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk - Because an index fund is designed to track the performance of a benchmark index, investors should generally expect the value of the index fund to decline when the performance of its benchmark index declines. As a result, it is possible the index fund could have poor investment results even if it closely tracks the return of its benchmark index, because the adverse performance of a particular security normally will not result in eliminating the security from the fund. It is possible the benchmark index may perform unfavorably and/or underperform the market as a whole. An index fund is not actively managed and portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the index fund’s return to be lower than if the index fund employed an active strategy.
Empower Lifetime 2065 Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.
Empower Lifetime 2065 Fund | Value Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk - A “value” style of investing is subject to the risk that returns on “value” stocks are less than returns on other styles of investing or the overall stock market. Value stocks tend to trade at lower price-to-book and price-to-earnings ratios, which suggest the market as a whole views their potential future earnings as limited.
Empower Lifetime 2065 Fund | Growth Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk - A “growth” style of investing is subject to the risk that returns on “growth” stocks are less than returns on other styles of investing or the overall stock market. Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.
Empower Lifetime 2065 Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk - Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that an Underlying Fund's income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).
Empower Lifetime 2065 Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, the market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Changes in interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments, including negatively affecting yield, value and/or liquidity. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as increases or decreases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact an Underlying Fund’s performance.
Empower Lifetime 2065 Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk - An issuer of a security may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Empower Lifetime 2065 Fund | Foreign Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Government Securities Risk - Foreign government securities may involve risks similar to those of foreign securities. They also may present additional risks, such as the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations.
Empower Lifetime 2065 Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk - An Underlying Fund may not be able to sell a security at or near its perceived value in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions or other factors. Extraordinary and sudden changes in interest rates could disrupt the market for fixed income securities and result in fluctuations in an Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require an Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.
Empower Lifetime 2065 Fund | Real Estate Investment Trust Real Estate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust/Real Estate Risk - Investments in real estate-related instruments may be affected by similar risks as direct investment in real estate and the real estate market generally, including, among others: economic, legal, cultural, governmental, environmental or technological factors that affect property values, rents or occupancies of real estate. Historically, the real estate industry has been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. Real estate companies, including real estate investment trusts (“REITs”) or similar structures, tend to be small and mid cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified due to ownership of a limited number of properties or concentration in a particular geographic region or property type. REITs are also subject to risks associated with changes in interest rates.
Empower Lifetime 2065 Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk - The use of derivatives, including but not limited to futures contracts, forward contracts, options, and swaps, may expose an Underlying Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or an Underlying Fund’s other portfolio holdings, the risk that a derivative could expose an Underlying Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Empower Lifetime 2065 Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, an Underlying Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Empower Lifetime 2065 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	$ 186
Empower Lifetime 2065 Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	$ 296
Empower Lifetime 2065 Fund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	$ 328

[1]	Other Expenses and Acquired Fund (Underlying Fund) Fees and Expenses are estimated for the current fiscal year.